Commitments and contingencies (Detail Textuals 1)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 Purchase commitment USD ($)	Jun. 30, 2013 Purchase commitment CNY
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Aggregate purchase contract amount	$ 135,918,980	$ 132,800,000	833,700,000
Purchase contract amonut		22,600,000	142,100,000
Remaining payment of contract based on construction progress	$ 47,256,019	$ 110,200,000	691,600,000